SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cost			$ 4,488	$ 4,463	$ 4,463
Additions - Cost			2,750		25
Cost	$ 7,238		7,238		4,488
Accumulated Amortization			1,913	1,021	1,021
Additions - Accumulated amortization	362	$ 223	807	669	892
Accumulated Amortization	2,720		2,720		1,913
Carrying amounts			2,575	3,442	3,442
Carrying amounts	4,518		4,518		2,575
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			25
Additions - Cost					25
Cost	25		25		25
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			1,168	1,168	1,168
Additions - Cost			2,750
Cost	3,918		3,918		1,168
Accumulated Amortization			632	398	398
Additions - Accumulated amortization			313		234
Accumulated Amortization	945		945		632
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			2,839	2,839	2,839
Additions - Cost
Cost	2,839		2,839		2,839
Accumulated Amortization			1,136	568	568
Additions - Accumulated amortization			425		568
Accumulated Amortization	1,561		1,561		1,136
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost			456	456	456
Additions - Cost
Cost	456		456		456
Accumulated Amortization			145	$ 55	55
Additions - Accumulated amortization			69		90
Accumulated Amortization	$ 214		$ 214		$ 145